Reserves for Losses and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ 89.2	$ (68.6)	$ 48.4	$ (135.6)
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years			(57.5)	(36.0)
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years			$ 105.9	$ (99.6)